SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions under the Black- Scholes option-pricing model for estimation of fair value of options
	2011	2013
Average risk-free rate of return	0.36% – 2.27%	0.18% - 0.81%
Expected term	2.70 – 5.88 years	0.54 – 4.75 years
Volatility rate	51.37% - 63.63%	85.62%-112.83%
Expected dividend yield	—	—

Summary of stock option activity
		Weighted-	Weighted-
		average	average	Aggregate
		exercise	remaining	intrinsic
	Shares	price	contractual life	value
Options outstanding at January 1, 2013	72,747,294	$0.16
Exchanged	(64,850,654)	$0.16
Forfeited	(317,519)	$0.16
Expired	(5,379,121)	$0.16
Exercised	—	$0.16
Options outstanding at December 31, 2013	2,200,000	$0.16	5.0	—
Options vested or expected to vest	2,200,000	$0.16	5.0	—
Options exercisable	2,166,667	$0.16	4.9	—

Summary of restricted stock activity
	Shares	Weighted- average fair value
Restricted shares outstanding at January 1, 2013	6,730,575	$0.18
Exchanged	54,888,589	$0.08
Granted	630,000	$0.07
Forfeited	(3,833,595)	$0.14
Vested	(42,204,511)	$0.09
Restricted shares outstanding at December 31, 2013	16,211,058	$0.10